Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax
8.	Income tax
(a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

The Company’s subsidiary in Singapore is considered a Singapore tax resident company under Singapore tax laws, and is subject to Singapore corporate income tax at a rate of 17%.

Hong Kong, China

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong profits tax at the rate of 16.5% on the taxable income generated from operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at 8.25% and the remaining profits will be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

Chinese Mainland

Under the Law of the PRC on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, the Company’s PRC subsidiaries are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment.

The Company’s PRC subsidiaries, Shanghai Chengduo Information Technology Co., Ltd. and Shanghai Dongduo Digital Intelligence Technology Co., Ltd., have been accredited as a software enterprise company since 2022 and 2025, respectively. They qualify for the tax holiday during which they are entitled to an exemption from EIT for two years commencing from their first profit-making year of operation and then 50% reduction of EIT for the following three years. The software enterprise qualification is subject to an annual assessment.

One of the Company’s PRC subsidiaries, Shanghai Shengkuai Technology Co., Ltd., was certified as a High-and-New Technology Enterprise (“HNTE”) for a period of three years from 2025 to 2027. Accordingly, it is entitled to a preferential tax rate of 15% if all the certification criteria for HNTE is satisfied in the relevant years.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor.

The Organisation for Economic Co-operation and Development (OECD) developed a Global Anti-Base Erosion Rules (Pillar Two) to ensure a 15% global minimum tax paid by large multinational enterprises with consolidated revenue over EUR 750 million. While the Company is expected to be in scope of Pillar Two starting from 2026, based on the Company’s analysis, the legislation is not expected to have a material impact on the consolidated financial statements of the Company going forward. The Company will continue to closely monitor Pillar Two global implementation process and assess the impact on the Company and its subsidiaries.

Income before income tax consists of the following:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income before income tax	982,093	1,719,015	2,362,908
Cayman Islands	2,750	12,994	(1,765)
Singapore	—	—	—
Hong Kong, China	7,844	13,632	11,537
Chinese Mainland	971,499	1,692,389	2,353,136

Income tax expense consists of the following:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	275,107	531,961	764,365
Cayman Islands	—	—	—
Singapore	—	—	—
Hong Kong, China	—	—	—
Chinese Mainland	275,107	531,961	764,365
Deferred income tax benefit	(32,071)	(85,930)	(22,719)
Cayman Islands	—	—	—
Singapore	—	—	—
Hong Kong, China	—	—	—
Chinese Mainland	(32,071)	(85,930)	(22,719)
Total	243,036	446,031	741,646

The Company’s business operation is substantially based in Chinese Mainland. The reconciliation of income taxes at the PRC statutory income tax rate of 25% to provision for income taxes is as follows:

	Years ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income taxes at the PRC statutory income tax rate of 25%	245,523	25.0%	429,754	25.0%	590,727	25.0%
Foreign tax effects	(2,649)	(0.3)%	(6,657)	(0.4)%	(2,443)	(0.1)%
Chinese Mainland
Withholding tax on distributable earnings	—	—	54,000	3.1%	195,967	8.3%
Tax holiday	(44,557)	(4.5)%	(39,445)	(2.3)%	(64,321)	(2.7)%
Preferential tax rate	—	—	—	—	(2,344)	(0.1)%
Non-deductible expenses	8,080	0.8%	7,189	0.4%	11,859	0.5%
Additional deduction for research and development expenses	(5,249)	(0.5)%	(9,472)	(0.6)%	(13,254)	(0.6)%
Share-based compensation	40,995	4.2%	8,198	0.5%	32,868	1.4%
Tax loss expiration	30	0.0%	3,885	0.2%	3	0.0%
Change in valuation allowance	(68)	(0.0)%	(2,522)	(0.1)%	(10,143)	(0.4)%
Others	931	0.0%	1,101	0.1%	2,727	0.1%
Total	243,036	24.7%	446,031	25.9%	741,646	31.4%

The effect of the tax holiday on the net income per ordinary share is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Effect of tax holiday	44,557	39,445	64,321
Net income per ordinary share – Basic	0.11	0.10	0.15
Net income per ordinary share – Diluted	0.11	0.09	0.15

The Company is subject to reviews, examinations and audits by PRC tax authorities with respect to income and non-income-based taxes. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.

The income taxes paid were RMB170,242, RMB446,513 and RMB673,712, respectively for the years ended December 31, 2023, 2024 and 2025, all in Chinese Mainland.

(b)	Deferred taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Tax losses carried forward	51,391	29,046
Allowance for doubtful accounts	11,980	13,712
Accrued payroll and other expenses	9,178	14,071
Inventory write-down	4,561	5,014
Deferred revenue	157,361	174,098
Operating lease liabilities	391,748	303,059
Property and equipment	47,337	41,005
Excessive advertising and promotional expenses	35,185	37,762
Others	2,562	11,240
Total gross deferred tax assets	711,303	629,007
Valuation allowance on deferred tax assets	(74,850)	(64,707)
Deferred tax assets, net of valuation allowance	636,453	564,300
Contract costs	(29,853)	(33,567)
Operating lease right-of-use assets	(375,723)	(277,137)
Deferred tax liabilities	(405,576)	(310,704)
Net deferred tax assets	230,877	253,596

Reported in consolidated balance sheets as:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets	230,877	253,596
Deferred tax liabilities	—	—
Net deferred tax assets	230,877	253,596

Except for the planned but yet to be distributed earnings (if any), the Company does not recognize deferred tax liabilities on the undistributed earnings of the PRC subsidiaries, which the Company intends to indefinitely reinvest in the PRC. As of December 31,2025, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was RMB2.4 billion.

The movement of the valuation allowance is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	77,372	74,850
Addition (reversal)	1,363	(10,140)
Reduction as a result of expiry of net operating loss carried forward	(3,885)	(3)
Balance at the end of the year	74,850	64,707

The valuation allowance as of December 31, 2024 and 2025 was primarily provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forward of the Company’s PRC subsidiaries amounted to RMB119,191 as of December 31, 2025, of which RMB41,096, RMB29,533, RMB3,668, RMB30,504 and RMB14,390 will expire if unused by December 31, 2026, 2027, 2028, 2029 and 2030, respectively.